INCOME TAXES - Continuity of Deferred Tax Asset (Liability) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ 63,713	$ 59,255
Recognized in profit (loss)	(15,415)	6,858
Recognized in equity	0	(2,400)
Ending balance	48,298	63,713
Property, plant and equipment and exploration and evaluation assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(12,555)	(12,142)
Recognized in profit (loss)	5,710	(413)
Recognized in equity	0	0
Ending balance	(6,845)	(12,555)
Decommissioning liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	16,967	26,034
Recognized in profit (loss)	(602)	(9,067)
Recognized in equity	0	0
Ending balance	16,365	16,967
Risk management contract asset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	0	(3,600)
Recognized in profit (loss)	(8,943)	3,600
Recognized in equity	0	0
Ending balance	(8,943)	0
Risk management contract liability
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	4,477	105
Recognized in profit (loss)	(3,271)	4,372
Recognized in equity	0	0
Ending balance	1,206	4,477
Share issue costs
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	1,950	2,520
Recognized in profit (loss)	(1,110)	(1,264)
Recognized in equity	0	694
Ending balance	840	1,950
Non-capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	38,895	40,766
Recognized in profit (loss)	20	(1,871)
Recognized in equity	0	0
Ending balance	38,915	38,895
Finance lease obligation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	2,276	2,717
Recognized in profit (loss)	(416)	(441)
Recognized in equity	0	0
Ending balance	1,860	2,276
Deferred capital obligation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	5,910	0
Recognized in profit (loss)	(5,910)	5,910
Recognized in equity	0	0
Ending balance	0	5,910
Deferred financing obligation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	2,032	0
Recognized in profit (loss)	(1,626)	2,032
Recognized in equity	0	0
Ending balance	406	2,032
Deferred gain on sale
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	2,890	0
Recognized in profit (loss)	625	2,890
Recognized in equity	0	0
Ending balance	3,515	2,890
Alberta non-capital losses greater than Federal non-capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	1,935	1,935
Recognized in profit (loss)	0	0
Recognized in equity	0	0
Ending balance	1,935	1,935
Senior Notes
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	418	(65)
Recognized in profit (loss)	338	483
Recognized in equity	0	0
Ending balance	756	418
Convertible Debentures
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(3,028)	0
Recognized in profit (loss)	412	66
Recognized in equity	0	(3,094)
Ending balance	(2,616)	(3,028)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	1,546	985
Recognized in profit (loss)	(642)	561
Recognized in equity	0	0
Ending balance	$ 904	$ 1,546